TRADE AND OTHER RECEIVABLES - Disclosure of trade and other receivables (Details) - ZAR (R)	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of financial assets that are either past due or impaired:
Trade receivables	R 600,000	R 34,500,000
Value Added Tax	46,800,000	50,800,000
Other receivables	40,800,000	35,700,000
Prepayments	12,200,000	3,000,000
Allowance for impairment	(9,200,000)	(9,700,000)	R (11,100,000)
Total trade and other receivables	R 91,200,000	R 114,300,000